Going Concern (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Accumulated deficit		$ (2,743,351)		$ (2,743,351)		$ (1,258,859)
Net loss		(829,616)	(316,682)	(1,484,492)	(792,986)	(1,258,859)
Working Capital Deficiency						40,415
Cash Proceeds From Line Of Credit Facility	$ 243,000